RELATED PARTY TRANSACTIONS (Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Fees paid	38,139	38,710	35,932
JianGuo Inns [Member]
Related Party Transaction [Line Items]
Fees paid	1,800	1,800	2,050